Summary of Operations and Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Number of subscription or usage based plans	4	4
Chargeback allowance	$ 90	$ 70	$ 70
Contributor Royalties and Internal Sales Commissions
Maximum period over which internal sales commissions get deferred and recognized		12 months
Deferred internal sales commissions		2,023	651	352
Amortized internal sales commission expense		1,649	597	256
Research and Development
Capitalized cost which is included in total capitalized software costs		146	25
Advertising Costs
Cost of advertising and promoting entity's products		32,648	25,176	13,547
Deferred Rent
Deferred rent current balance		68
Deferred rent non-current balance		54	198
Deferred rent balance		$ 122
Subscription plans | Minimum
Revenue recognition
Plan term	30 days	30 days
Subscription plans | Maximum
Revenue recognition
Plan term	1 year	1 year
On Demand plans
Revenue recognition
Plan term	1 year	1 year
Credit-pack plans
Revenue recognition
Plan term	1 year	1 year